Capitalized Software Development Cost and Other Intangible Assets (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	58,773	55,617
Accumulated Amortization	(24,228)	(17,748)
Accumulated Impairment	(14,138)	(3,183)
Net Carrying Amount	20,407	34,686
Capitalized software development cost
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	29,010	26,707
Accumulated Amortization	(11,623)	(7,771)
Net Carrying Amount	17,387	18,936
In-process research and development technology
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,503	8,503
Accumulated Impairment	(8,503)
Net Carrying Amount	8,503	8,503
Product Technology
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,536	18,382
Accumulated Amortization	(11,565)	(9,292)
Accumulated Impairment	(4,609)	(2,384)
Net Carrying Amount	2,363	6,706
Trademarks
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	520	503
Accumulated Amortization	(350)	(323)
Net Carrying Amount	170	180
Other Finite Lived Intangible Assets
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,204	1,522
Accumulated Amortization	(690)	(362)
Accumulated Impairment	(1,026)	(799)
Net Carrying Amount	487	361